Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Share-Based Compensation

26.    Share-based Compensation

We grant equity awards from the Long Term Incentive Plan (2006 LTIP), which provides for the issuance of stock options, RSUs and other equity awards. Our equity award program is a long-term retention program that is intended to attract, retain and motivate employees, directors and consultants of Elan and our affiliates, and to align the interests of these parties with those of shareholders.

We consider our equity award program critical to our operation and productivity. Equity awards are settled through the issuance of new shares.

In May 2008, our shareholders approved an amendment to the 2006 LTIP that provided for an additional 18,000,000 shares to be made available for issuance under the 2006 LTIP. As of December 31, 2011, there were 6,082,810 shares available for issuance under the 2006 LTIP (2010: 11,662,210 shares).

Stock Options

Stock options are granted at the price equal to the market value at the date of grant and will expire on a date not later than 10 years after their grant. Options generally vest between one and four years from the grant date.

Options outstanding at December 31 of each year consisted of the following (in thousands):

	2011	2010
1996 Plan	3,663	4,231
1998 Plan	123	472
1999 Plan	3,364	4,073
2006 LTIP	12,301	9,432

Total	19,451	18,208

The total employee and non-employee stock options outstanding, vested and expected to vest, and exercisable are summarized as follows:

	No. of Options	WAEP(1)	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)		(In years)	(In millions)
Outstanding at December 31, 2009	18,227	$15.57
Exercised	(163)	2.54
Granted	2,422	6.74
Forfeited	(440)	9.28
Expired	(1,838)	30.71

Outstanding at December 31, 2010	18,208	$13.14
Exercised	(713)	6.22
Granted	4,241	7.62
Forfeited	(489)	8.84
Expired	(1,796)	32.01

Outstanding at December 31, 2011	19,451	$10.55	5.7	$87.2

Vested and expected to vest at December 31, 2011	18,821	$10.66	5.6	$83.2

Exercisable at December 31, 2011	13,891	$11.51	4.4	$53.7

(1)	Weighted-average exercise price

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between our closing stock price on the last trading day of 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of our stock. The total intrinsic value of options exercised in 2011 was $2.9 million (2010: $0.7 million; 2009: $1.6 million). The total fair value expensed over the vesting terms of options that vested in 2011 was $21.6 million (2010: $13.4 million; 2009: $20.0 million).

At December 31, 2011, the range of exercise prices and weighted-average remaining contractual life of outstanding and exercisable options were as follows:

	Options Outstanding			Options Exercisable
	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP	Options Outstanding	Weighted- Average Remaining Contractual Life	WAEP
	(In thousands)	(In years)		(In thousands)	(In years)
$1.93-$10.00	11,907	6.4	$6.65	6,791	4.6	$6.17
$10.01-$25.00	6,094	4.4	14.47	5,845	4.2	14.59
$25.01-$35.80	1,450	5.1	26.12	1,255	4.9	26.10

$1.93-$35.80	19,451	5.7	$10.55	13,891	4.4	$11.51

Equity-settled share-based payments made to employees have been recognized in the financial statements based on the fair value of the awards measured at the date of grant. We use the graded-vesting attribution method for recognizing share-based compensation expense over the requisite service period for each separately vesting tranche of award as though the awards were, in substance, multiple awards.

Equity-settled share-based payments made to non-employees have been recognized in the financial statements based on the fair value of the awards on the vest date; which is the date at which the commitment for performance by the non-employees to earn the awards is reached and also the date at which the non-employees' performance is complete.

The fair value of stock options is calculated using a binomial option-pricing model and the fair value of options issued under our EEPP is calculated using the Black-Scholes option-pricing model, taking into account the relevant terms and conditions. The binomial option-pricing model is used to estimate the fair value of our stock options because it better reflects the possibility of exercise before the end of the options' life. The binomial option-pricing model also integrates possible variations in model inputs, such as risk-free interest rates and other inputs, which may change over the life of the options. Options issued under our EEPP have relatively short contractual lives, or must be exercised within a short period of time after the vesting date, and the input factors identified above do not apply. Therefore, the Black-Scholes option-pricing model produces a fair value that is substantially the same as a more complex binomial option-pricing model for our EEPP. The amount recognized as an expense is adjusted each period to reflect actual and estimated future levels of vesting.

We use the implied volatility for traded options on our stock with remaining maturities of at least one year to determine the expected volatility assumption required in the binomial model. The risk-free interest rate assumption is based upon observed interest rates appropriate for the term of our stock option awards. The dividend yield assumption is based on the history and expectation of dividend payouts.

As share-based compensation expense recognized in the Consolidated Statement of Operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. Forfeitures were estimated based on historical experience and our estimate of future turnover.

The estimated weighted-average grant date fair values of the individual options granted during the years ended December 31, 2011, 2010 and 2009 were $3.53, $3.73 and $5.27, respectively. The fair value of options granted during these years was estimated using the binomial option-pricing model with the following weighted-average assumptions:

	2011	2010	2009
Risk-free interest rate	1.56%	2.04%	1.55%
Expected volatility	52.4%	65.4%	92.0%
Expected dividend yield	—	—	—
Expected life (1)	—	—	—

(1)

The expected lives of options granted in 2011, as derived from the output of the binomial model, ranged from 4.8 years to 7.5 years (2010: 4.8 years to 7.5 years; 2009: 4.5 years to 7.3 years). The contractual life of the options, which is not later than 10 years from the date of grant, is used as an input into the binomial model.

Restricted Stock Units

RSUs generally vest between one and three years from the grant date, and shares are issued to RSU holders as soon as practicable following vesting. The fair value of services received in return for the RSUs is measured by reference to the fair value of the underlying shares at grant date, for directors and employees, and as services are rendered for non-employees. The total fair value expensed over the vesting terms of RSUs that vested in 2011 was $28.8 million (2010: $10.8 million; 2009: $15.6 million).

The non-vested RSUs are summarized as follows:

	No. of RSUs	Weighted-Average Grant Date Fair Value
	(In thousands)
Non-vested at December 31, 2009	3,020	$14.06
Granted	2,957	6.87
Vested	(781)	17.81
Forfeited	(554)	9.65

Non-vested at December 31, 2010	4,642	$9.38
Granted	3,312	6.82
Vested	(3,052)	9.47
Forfeited	(1,000)	7.45

Non-vested at December 31, 2011	3,902	$7.63

Employee Equity Purchase Plan

We operate an EEPP for eligible employees based in the United States and, from January 1, 2012 for eligible employees based in Ireland. The EEPP for U.S. based employees is a qualified plan under Sections 421 and 423 of the IRC. The EEPP allows eligible employees to purchase shares at 85% of the lower of the fair market value at the beginning of the offering period or the fair market value on the last trading day of the offering period. Purchases are limited to $25,000 (fair market value) per calendar year; 2,000 shares per six-month offering period (changed from 1,000 shares per three-month offering period, beginning January 1, 2010); and, for U.S. based employees, subject to certain IRC restrictions.

In total, 3,000,000 shares have been made available for issuance under the EEPP. In 2011, 237,631 shares (2010: 470,412 shares; 2009: 528,411 shares) were issued under the EEPP. As of December 31, 2011, 143,761 shares (2010: 381,392 shares) were available for future issuance under the EEPP.

The weighted-average fair value of options granted under the EEPP during the 12 months ended December 31, 2011 was $2.30 (2010: $1.84; 2009: $2.07). The estimated fair values of these options were charged to expense over the respective six-month offering periods. The estimated fair values of options granted under the EEPP in the years ended December 31, were calculated using the following inputs into the Black-Scholes option-pricing model:

	2011	2010	2009
Weighted-average share price	$8.00	$5.61	$6.57
Weighted-average exercise price	$6.80	$4.77	$5.58
Expected volatility(1)	49.7%	63.9%	84.6%
Expected life	6 months	6 months	3 months
Expected dividend yield	—	—	—
Risk-free interest rate	0.16%	0.21%	0.15%

(1)	The expected volatility was determined based on the implied volatility of traded options on our stock.

Share-based Compensation Expense

As part of the transaction on September 17, 2009, under which Janssen AI acquired substantially all of our assets and rights related to the AIP and we received a 49.9% equity interest in Janssen AI, a number of Elan employees transferred employment to Janssen AI. The outstanding equity awards held by the transferred employees as of September 17, 2009, were modified such that the transfer would not trigger the termination provisions of the awards. The impact of the modification for all applicable outstanding awards amounted to a net credit of $1.2 million, which was included in the net gain on the divestment of business in the 2009 Consolidated Statement of Operations. The net credit was primarily due to the change in status of the award holders from employees to non-employees and the resulting change in measurement date.

In addition, as part of the transaction described above, we continue to grant annual equity and equity-based compensation awards under the 2006 LTIP (and any successor or replacement or additional plan) to each transferred employee. Beginning in 2010, these awards are granted at the same time as such awards are granted to Elan employees; on terms and conditions, including vesting, that are no less favorable than those granted to similarly situated Elan employees; and with a grant date fair value that is equal to similarly situated Elan employees who received the same performance rating from Elan as the transferred employees received from Janssen AI. The total amount of expense in 2011 relating to equity-settled share-based awards held by former Elan employees that transferred to Janssen AI was $2.4 million (2010: $0.4 million; 2009: less than $0.1 million). This expense has been recognized in the R&D expense line item in the Consolidated Statement of Operations.

The total net expense of $35.3 million relating to equity-settled share-based compensation has been recognized in the following line items in the Consolidated Statement of Operations at December 31 of each year (in millions):

	2011	2010	2009
Cost of sales	$1.1	$1.6	$2.2
Selling, general and administrative expenses	16.6	17.4	17.0
Research and development expenses	14.9	11.5	11.8
Other net charges	1.1	1.0	1.7
Net gain/(loss) on divestment of business	1.6	—	(1.2)

Total	$35.3	$31.5	$31.5

Share-based compensation arose under the following awards at December 31 of each year (in millions):

	2011	2010	2009
Stock options	$14.0	$13.4	$16.8
RSUs	20.7	17.2	13.6
EEPP	0.6	0.9	1.1

Total	$35.3	$31.5	$31.5

The total equity-settled share-based compensation expense related to unvested awards not yet recognized, adjusted for estimated forfeitures, is $13.3 million at December 31, 2011. This expense is expected to be recognized over a weighted-average of 1.2 years.